united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Principal		Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENT - 52.7%
	UNITED STATES TREASURY BILL - 52.7%
$6,500,000	United States Treasury Bill	0.00%	3/12/2020	$6,489,511
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,489,094)

	TOTAL INVESTMENTS - 52.7% (Cost - $6,489,094)			$6,489,511
	OTHER ASSETS LESS LIABILITIES - 47.3%			5,827,759
	NET ASSETS - 100.0%			$12,317,270

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
2	Amsterdam Index	Feb-20	235,140	(9,985)
60	Australian 3-Year Bond +	Mar-20	5,963,100	12,531
19	Australian 10-Year Bond +	Mar-20	1,881,665	29,552
16	British Pound +	Mar-20	1,321,700	7,938
5	CAC 40 10 Euro Index	Feb-20	290,200	(12,129)
12	CHF Currency +	Mar-20	1,561,500	8,738
11	Canada 10-Year Bond +	Mar-20	1,563,870	18,906
4	Coffee +	Mar-20	153,975	(12,131)
10	Cotton No. 2 +	Mar-20	337,500	(11,415)
1	DAX Index	Mar-20	324,850	(6,217)
17	DJIA Mini E-CBOT	Mar-20	2,396,660	(86,795)
10	Dolllar Index +	Mar-20	972,130	(3,070)
7	Euro STOXX 50	Mar-20	254,730	(10,162)
51	Euro-Bobl +	Mar-20	6,882,960	40,258
10	Euro-BTP +	Mar-20	1,480,300	41,230
19	Euro-Bund +	Mar-20	3,325,760	54,131
3	Euro-Buxl +	Mar-20	632,700	22,335
7	Euro-OAT +	Mar-20	1,170,540	19,012
229	Euro-Schatz +	Mar-20	25,667,465	20,924
6	FCOJ-A +	Mar-20	86,355	(1,958)
2	FTSE/MIB Index	Mar-20	232,190	(7,935)
3	FTSE 100 Index	Mar-20	216,525	(13,565)
3	FTSE China A50 Index	Feb-20	38,498	(4,728)
7	Gasoline +	Jul-20	18,056,500	(14,466)
14	Gasoline RBOB +	Mar-20	884,411	(54,865)
5	Gold +	Oct-20	27,560,000	1,218
20	Gold 100 +	Apr-20	3,175,800	25,380
1	Hang Seng Index	Feb-20	1,311,650	(5,632)
2	HSCEI	Feb-20	1,025,000	(5,021)
4	IBEX 35 Index	Feb-20	375,092	(6,998)
1	ICE ECX Emissions +	Dec-20	23,880	(1,211)
2	Japanese 10-Year Bond +	Mar-20	305,720,000	4,245
3	KC HRW Wheat +	Mar-20	69,825	(2,250)
1	Lean Hogs +	Apr-20	24,640	(2,350)
16	LME Copper +	Mar-20	2,224,100	(221,244)
4	LME Lead +	Mar-20	188,100	(5,250)
2	LME Primary Aluminum +	Mar-20	153,750	(7,476)
6	LME Nickel +	Mar-20	256,650	(12,631)
6	LME Zinc +	Mar-20	330,750	(21,000)
9	Long Gilt +	Mar-20	1,214,460	22,521
56	Mexican Peso +	Mar-20	1,474,480	9,900
32	Mill Wheat +	May-20	303,600	(2,660)
13	MSCI Singapore Index	Feb-20	473,525	(898)
6	MSCI Taiwan Index	Feb-20	264,360	(1,140)
3	NASDAQ 100 E-mini Index	Mar-20	539,865	(1,680)
9	Nikkei 225 Index (SGX)	Mar-20	20,817,000	(5,063)
5	OMXS30 Index	Feb-20	893,500	(190)
3	Platinum +	Oct-20	5,139,000	473
9	Rapeseed +	May-20	176,625	(8,706)
4	Robusta Coffee +	Mar-20	53,360	410
4	Rough Rice +	Mar-20	108,880	2,080
11	Rubber +	Jun-20	9,900,000	(11,259)
12	S&P/TSX 60 Index	Mar-20	2,475,600	4,226
6	S&P 500 E-Mini Index	Mar-20	967,200	(10,050)
3	S&P Mid 400 Emini	Mar-20	602,100	(13,300)
7	SPI 200 Index +	Mar-20	630,420	(3,055)
24	Silver +	Mar-20	431,136	(30,948)
9	Soybean Oil	Mar-20	1,564,650	(5,954)
3	Swiss Federal Bond +	Mar-20	481,020	6,853
4	TOPIX Index	Mar-20	67,160,000	(10,661)
15	U.S. 5-Year Note (CBT) +	Mar-20	1,804,805	14,734
10	U.S. 10-Year Note (CBT) +	Mar-20	1,316,563	17,781
5	U.S. Long Bond (CBT) +	Mar-20	817,656	15,969
12	Wheat (CBT) +	Mar-20	332,250	(4,800)
2	WTI Crude Oil +	Mar-20	40,620	3,460
1	Yen Denom Nikkei	Mar-20	11,355,000	(2,842)
			Net Unrealized Depreciation from Long Futures Contracts	$(248,885)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
FUTURES CONTRACTS
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
(25)	Australian Dollar +	Mar-20	1,675,750	40,625
(5)	Brent Crude +	Apr-20	283,100	5,740
(2)	Brent Crude +	May-20	112,840	2,540
(3)	Brent Financial Last Day +	Apr-20	169,860	800
(6)	Canadian Dollar +	Mar-20	453,450	965
(7)	Canola +	Mar-20	63,070	1,232
(1)	Cattle Feeder +	Mar-20	68,038	2,450
(9)	Cocoa +	Mar-20	249,930	(12,600)
(1)	Cocoa +	Mar-20	19,550	(1,841)
(34)	Corn +	Mar-20	648,125	6,125
(1)	Crude Palm Oil +	Apr-20	65,100	1,589
(3)	E-Mini Russell Index	Mar-20	242,205	400
(2)	Euro/GB Currency +	Mar-20	210,313	3,980
(5)	Euro/JPY Currency +	Mar-20	75,131,250	(219)
(21)	Euro FX +	Mar-20	2,918,606	15,481
(9)	FTSE/JSE TOP 40	Mar-20	4,514,130	1,231
(4)	FTSE KLCI	Feb-20	306,700	1,149
(7)	Gold +	Dec-20	38,584,000	(352)
(20)	Japanese Yen +	Mar-20	2,312,375	(21,844)
(1)	Kerosene +	Jul-20	2,694,500	152
(1)	KOSPI 200 Index	Mar-20	71,287,500	451
(4)	Live Cattle +	Apr-20	191,480	4,230
(4)	Live Cattle +	Jun-20	178,520	5,260
(22)	LME Copper +	Mar-20	3,058,138	256,013
(5)	LME Lead +	Mar-20	235,125	9,888
(2)	LME Nickel +	Mar-20	153,750	18,936
(26)	LME Primary Aluminum +	Mar-20	1,112,150	42,225
(5)	LME Zinc +	Mar-20	275,625	10,363
(2)	Low Sulfur Gas Oil +	Feb-20	100,200	14,450
(5)	Low Sulfur Gas Oil +	Mar-20	251,250	35,575
(1)	Lumber +	Mar-20	47,905	(1,067)
(1)	Maize +	Mar-20	8,425	(14)
(7)	Natural Gas +	Apr-20	132,020	11,150
(3)	Natural Gas +	Jun-20	60,450	2,180
(7)	Natural Gas +	Mar-20	128,870	14,620
(4)	Natural Gas +	May-20	77,840	7,310
(24)	New Zealand Currency +	Mar-20	1,552,320	31,950
(3)	NY Harbor ULSD +	Apr-20	205,506	23,108
(4)	NY Harbor ULSD +	Mar-20	273,571	27,409
(5)	OAT+	Mar-20	75,938	(2,288)
(1)	Platinum +	Apr-20	48,095	440
(3)	Red Wheat +	Mar-20	80,063	1,362
(10)	SGX Nifty 50	Feb-20	239,740	1,773
(33)	Soybean +	Mar-20	1,439,625	89,300
(8)	Soybean Meal +	Mar-20	232,800	8,180
(1)	Sugar #11 +	Mar-20	16,363	(549)
(51)	VSTOXX Index	Feb-20	80,070	(13,167)
(3)	WTI Crude Oil +	Apr-20	155,040	8,370
(17)	WTI Crude Oil +	Mar-20	876,520	80,830
(2)	WTI Crude Oil +	Mar-20	103,120	9,770
(1)	WTI Crude Oil +	May-20	51,770	2,730
			Net Unrealized Appreciation from Short Futures Contracts	$748,391
			Net Unrealized Appreciation from Futures Contracts	$499,506

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
FUTURES CONTRACTS

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

BTP - Business Transaction Protocol
CAC - French Stock Market Index
CHF - Swiss Franc
CBT - Chicago Board of Trade
CBOT - Central Bank of Turkey
DAX - Deutscher Aktienindex
DJIA - Dow Jones Industrial Average
ECX - The European Climate Exchange
FCOJ - Frozen Concentrated Orange Juice
FTSE - Financial Times Stock Exchange
HSCEI - Hang Seng China Enterprises Index
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
KC HRW - Kansas City Hard Red Winter
KLCI - Kuala Lumpur Composite Index
KOSPI - Korea Composite Stock Price Index
LME - London Metal Exchange
MIB - Milano Italian Borsa
MSCI - Morgan Stanley Capital International
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
SPI - Swiss Performance Index
STOXX - Stock Index of Eurozone Stocks
TOPIX - Tokyo Stock Price Index
TSX - Toronto Stock Exchange
VSTOXX - Volatility Derivatives on Eurex Exchange
WTI - West Texas Intermediate

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)

3/18/2020	ADM	500,000	AUD	344,843	USD	$(9,843)
3/18/2020	ADM	500,000	AUD	37,391,500	JPY	(10,794)
3/18/2020	ADM	100,000	AUD	90,779	CAD	(1,637)
3/18/2020	ADM	100,000	AUD	104,383	NZD	(590)
3/18/2020	ADM	100,000	AUD	104,201	NZD	(471)
3/18/2020	ADM	100,000	AUD	90,256	CAD	(1,242)
3/18/2020	ADM	100,000	AUD	104,457	NZD	(637)
3/18/2020	ADM	100,000	AUD	90,303	CAD	(1,277)
3/18/2020	ADM	100,000	AUD	104,530	NZD	(684)
3/18/2020	ADM	300,000	AUD	274,624	CAD	(6,641)
3/18/2020	INTL FCStone	900,000	BRL	219,625	USD	(9,510)
3/18/2020	ADM	541,014	CAD	600,000	AUD	7,056
3/18/2020	ADM	600,000	CAD	49,458,840	JPY	(3,737)
3/18/2020	ADM	600,000	CAD	456,396	USD	(2,741)
3/18/2020	ADM	175,320	CAD	100,000	GBP	583
3/18/2020	ADM	171,376	CAD	100,000	GBP	(2,399)
3/18/2020	ADM	300,000	CAD	229,356	USD	(2,529)
3/18/2020	ADM	100,000	CAD	77,084	USD	(1,475)
3/18/2020	ADM	100,000	CAD	8,291,860	JPY	(1,074)
3/18/2020	ADM	100,000	CAD	77,070	USD	(1,461)
3/18/2020	ADM	100,000	CAD	8,295,730	JPY	(1,109)
3/18/2020	ADM	538,644	CAD	600,000	AUD	5,264
3/18/2020	ADM	100,000	CAD	77,141	USD	(1,533)
3/18/2020	ADM	89,400	CAD	100,000	AUD	595
3/18/2020	ADM	100,000	CAD	8,321,030	JPY	(1,343)
3/18/2020	ADM	339,328	CAD	200,000	GBP	(7,386)
3/18/2020	ADM	600,000	CHF	545,125	EUR	18,280
3/18/2020	ADM	600,000	CHF	613,506	USD	10,494
3/18/2020	ADM	600,000	CHF	66,306,240	JPY	10,805
3/18/2020	ADM	600,000	CHF	66,478,800	JPY	9,209
3/18/2020	ADM	100,000	CHF	78,229	GBP	758
3/18/2020	ADM	300,000	CHF	310,299	USD	1,702
3/18/2020	ADM	100,000	CHF	11,245,285	JPY	5
3/18/2020	ADM	100,000	CHF	92,130	EUR	1,629
3/18/2020	ADM	100,000	CHF	103,710	USD	290
3/18/2020	ADM	100,000	CHF	92,413	EUR	1,315
3/18/2020	ADM	100,000	CHF	11,140,970	JPY	969
3/18/2020	ADM	100,000	CHF	103,724	USD	276
3/18/2020	ADM	100,000	CHF	92,266	EUR	1,478
3/18/2020	ADM	100,000	CHF	11,192,750	JPY	490
3/18/2020	ADM	300,000	CHF	238,922	GBP	(3,315)
3/18/2020	ADM	300,000	CHF	238,001	GBP	(2,100)
3/18/2020	INTL FCStone	5,400,000	CHN	772,256	USD	(2,374)
3/18/2020	ADM	24,000,000	CZK	934,798	EUR	17,369
3/18/2020	ADM	3,000,000	CZK	117,558	EUR	1,385
3/18/2020	ADM	3,000,000	CZK	117,849	EUR	1,060
3/18/2020	ADM	3,000,000	CZK	117,841	EUR	1,070
3/18/2020	ADM	3,000,000	CZK	118,358	EUR	495
3/18/2020	ADM	600,000	DKK	90,094	USD	(854)
3/18/2020	ADM	600,000	DKK	90,008	USD	(767)
3/18/2020	ADM	600,000	DKK	89,865	USD	(624)
3/18/2020	ADM	1,800,000	DKK	271,452	USD	(3,730)
3/18/2020	ADM	411,337	EUR	4,200,000	NOK	1,343
3/18/2020	ADM	400,000	EUR	48,602,920	JPY	(5,013)
3/18/2020	ADM	117,131	EUR	3,000,000	CZK	(1,859)
3/18/2020	ADM	117,348	EUR	3,000,000	CZK	(1,618)
3/18/2020	ADM	100,000	EUR	112,147	USD	(1,031)
3/18/2020	ADM	91,336	EUR	100,000	CHF	(2,512)
3/18/2020	ADM	100,000	EUR	85,370	GBP	(1,551)
3/18/2020	ADM	91,615	EUR	100,000	CHF	(2,201)
3/18/2020	ADM	117,119	EUR	3,000,000	CZK	(1,872)
3/18/2020	ADM	100,000	EUR	111,943	USD	(827)
3/18/2020	ADM	117,440	EUR	3,000,000	CZK	(1,515)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Forward Foreign Currency Contracts (Continued)

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	ADM	91,948	EUR	100,000	CHF	$(1,831)
3/18/2020	ADM	300,000	EUR	337,821	USD	(4,474)
3/18/2020	ADM	540,218	EUR	180,000,000	HUF	8,552
3/18/2020	ADM	952,158	EUR	24,000,000	CZK	1,921
3/18/2020	ADM	477,142	EUR	4,800,000	NOK	9,360
3/18/2020	ADM	416,752	EUR	4,200,000	NOK	7,360
3/18/2020	ADM	564,425	EUR	6,000,000	SEK	3,397
3/18/2020	ADM	256,854	GBP	300,000	EUR	5,634
3/18/2020	ADM	233,287	GBP	300,000	CHF	(4,121)
3/18/2020	ADM	300,000	GBP	516,324	CAD	5,535
3/18/2020	ADM	200,000	GBP	28,239,196	JPY	2,795
3/18/2020	ADM	100,000	GBP	14,384,500	JPY	(1,052)
3/18/2020	ADM	100,000	GBP	172,319	CAD	1,686
3/18/2020	ADM	85,504	GBP	100,000	EUR	1,728
3/18/2020	ADM	78,910	GBP	100,000	CHF	141
3/18/2020	ADM	100,000	GBP	171,114	CAD	2,597
3/18/2020	ADM	100,000	GBP	14,213,690	JPY	527
3/18/2020	ADM	200,000	GBP	346,266	CAD	2,140
3/18/2020	INTL FCStone	8,000,000,000	IDR	560,106	USD	23,550
3/18/2020	INTL FCStone	1,000,000,000	IDR	71,628	USD	1,329
3/18/2020	INTL FCStone	1,000,000,000	IDR	71,093	USD	1,864
3/18/2020	INTL FCStone	1,000,000,000	IDR	71,623	USD	1,334
3/18/2020	INTL FCStone	1,000,000,000	IDR	71,459	USD	1,498
3/18/2020	ADM	2,000,000	ILS	579,458	USD	1,599
3/18/2020	ADM	500,000	ILS	145,404	USD	(140)
3/18/2020	ADM	500,000	ILS	144,852	USD	412
3/18/2020	INTL FCStone	45,000,000	INR	627,353	USD	382
3/18/2020	INTL FCStone	5,000,000	INR	69,648	USD	101
3/18/2020	INTL FCStone	5,000,000	INR	69,358	USD	390
3/18/2020	INTL FCStone	5,000,000	INR	68,880	USD	868
3/18/2020	ADM	65,871,594	JPY	600,000	CHF	(14,825)
3/18/2020	ADM	48,349,252	JPY	400,000	EUR	2,667
3/18/2020	ADM	36,990,500	JPY	500,000	AUD	7,086
3/18/2020	ADM	11,121,000	JPY	100,000	CHF	(1,154)
3/18/2020	ADM	8,257,140	JPY	100,000	CAD	752
3/18/2020	ADM	10,000,000	JPY	91,831	USD	649
3/18/2020	ADM	8,272,110	JPY	100,000	CAD	891
3/18/2020	ADM	11,169,130	JPY	100,000	CHF	(709)
3/18/2020	ADM	10,000,000	JPY	91,912	USD	568
3/18/2020	ADM	10,000,000	JPY	91,777	USD	703
3/18/2020	ADM	8,309,900	JPY	100,000	CAD	1,240
3/18/2020	ADM	14,292,600	JPY	100,000	GBP	203
3/18/2020	ADM	11,182,015	JPY	100,000	CHF	(590)
3/18/2020	ADM	10,000,000	JPY	91,949	USD	530
3/18/2020	ADM	48,028,040	JPY	400,000	EUR	(303)
3/18/2020	ADM	36,987,150	JPY	500,000	AUD	7,055
3/18/2020	ADM	49,298,460	JPY	600,000	CAD	2,254
3/18/2020	INTL FCStone	500,000,000	KRW	430,026	USD	(10,169)
3/18/2020	ADM	5,500,000	MXN	277,033	USD	11,851
3/18/2020	ADM	1,000,000	MXN	52,397	USD	127
3/18/2020	ADM	500,000	MXN	26,058	USD	204
3/18/2020	ADM	500,000	MXN	26,224	USD	38
3/18/2020	ADM	500,000	MXN	26,226	USD	36
3/18/2020	ADM	500,000	MXN	26,306	USD	(43)
3/18/2020	ADM	600,000	NOK	66,470	USD	(1,368)
3/18/2020	ADM	600,000	NOK	59,281	EUR	(768)
3/18/2020	ADM	600,000	NOK	59,351	EUR	(846)
3/18/2020	ADM	600,000	NOK	66,774	USD	(1,671)
3/18/2020	ADM	600,000	NOK	59,646	EUR	(1,174)
3/18/2020	ADM	2,400,000	NOK	239,270	EUR	(5,457)
3/18/2020	ADM	1,800,000	NOK	201,816	USD	(6,508)
3/18/2020	ADM	1,800,000	NOK	181,058	EUR	(5,877)
3/18/2020	ADM	600,000	NOK	60,797	EUR	(2,452)
3/18/2020	ADM	600,000	NOK	60,770	EUR	(2,422)
3/18/2020	ADM	600,000	NOK	60,816	EUR	(2,474)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Forward Foreign Currency Contracts (Continued)

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	ADM	600,000	NOK	60,594	EUR	$(2,227)
3/18/2020	ADM	500,000	NZD	324,200	USD	(445)
3/18/2020	ADM	841,706	NZD	800,000	AUD	9,014
3/18/2020	ADM	104,322	NZD	100,000	AUD	550
3/18/2020	ADM	104,418	NZD	100,000	AUD	612
3/18/2020	ADM	103,925	NZD	100,000	AUD	293
3/18/2020	ADM	103,524	NZD	100,000	AUD	33
3/18/2020	INTL FCStone	30,000,000	PHP	585,823	USD	3,482
3/18/2020	INTL FCStone	6,000,000	PHP	117,670	USD	191
3/18/2020	INTL FCStone	6,000,000	PHP	117,509	USD	352
3/18/2020	ADM	2,000,000	PLN	519,308	USD	(3,586)
3/18/2020	ADM	800,000	PLN	210,399	USD	(4,110)
3/18/2020	ADM	400,000	PLN	105,485	USD	(2,341)
3/18/2020	ADM	400,000	PLN	105,288	USD	(2,144)
3/18/2020	ADM	400,000	PLN	105,252	USD	(2,107)
3/18/2020	INTL FCStone	18,000,000	RUB	277,115	USD	3,118
3/18/2020	INTL FCStone	3,000,000	RUB	48,160	USD	(1,454)
3/18/2020	INTL FCStone	3,000,000	RUB	47,857	USD	(1,151)
3/18/2020	INTL FCStone	3,000,000	RUB	48,264	USD	(1,559)
3/18/2020	ADM	1,600,000	SGD	1,179,722	USD	(7,360)
3/18/2020	ADM	1,000,000	SGD	741,845	USD	(9,119)
3/18/2020	ADM	200,000	SGD	148,749	USD	(2,203)
3/18/2020	ADM	200,000	SGD	148,409	USD	(1,863)
3/18/2020	ADM	200,000	SGD	148,243	USD	(1,697)
3/18/2020	ADM	200,000	SGD	148,421	USD	(1,876)
3/18/2020	INTL FCStone	24,000,000	TWD	800,801	USD	(5,143)
3/18/2020	INTL FCStone	18,000,000	TWD	604,432	USD	(7,690)
3/18/2020	INTL FCStone	3,000,000	TWD	100,705	USD	(1,248)
3/18/2020	INTL FCStone	3,000,000	TWD	100,301	USD	(844)
3/18/2020	INTL FCStone	3,000,000	TWD	100,570	USD	(1,113)
3/18/2020	INTL FCStone	3,000,000	TWD	100,502	USD	(1,045)
3/18/2020	ADM	339,455	USD	500,000	AUD	4,455
3/18/2020	ADM	326,204	USD	3,000,000	NOK	691
3/18/2020	ADM	604,625	USD	600,000	CHF	(19,375)
3/18/2020	ADM	511,104	USD	2,000,000	PLN	(4,618)
3/18/2020	ADM	734,145	USD	80,000,000	JPY	(5,689)
3/18/2020	ADM	451,708	USD	600,000	CAD	(1,946)
3/18/2020	ADM	554,699	USD	500,000	EUR	(880)
3/18/2020	ADM	1,170,599	USD	1,600,000	SGD	(1,763)
3/18/2020	ADM	322,644	USD	500,000	NZD	(1,112)
3/18/2020	ADM	535,205	USD	3,600,000	DKK	(239)
3/18/2020	INTL FCStone	762,496	USD	5,400,000	CNH	(7,385)
3/18/2020	INTL FCStone	422,529	USD	500,000,000	KRW	2,672
3/18/2020	INTL FCStone	792,602	USD	24,000,000	TWD	(3,055)
3/18/2020	INTL FCStone	213,043	USD	900,000	BRL	2,929
3/18/2020	INTL FCStone	70,852	USD	1,000,000,000	IDR	(2,105)
3/18/2020	ADM	144,138	USD	500,000	ILS	(1,126)
3/18/2020	ADM	25,963	USD	500,000	MXN	(300)
3/18/2020	INTL FCStone	69,979	USD	5,000,000	INR	231
3/18/2020	INTL FCStone	118,087	USD	6,000,000	PHP	226
3/18/2020	INTL FCStone	70,801	USD	1,000,000,000	IDR	(2,156)
3/18/2020	INTL FCStone	47,495	USD	3,000,000	RUB	790
3/18/2020	INTL FCStone	69,832	USD	5,000,000	INR	84
3/18/2020	ADM	26,092	USD	500,000	MXN	(170)
3/18/2020	INTL FCStone	71,033	USD	1,000,000,000	IDR	(1,924)
3/18/2020	INTL FCStone	47,410	USD	3,000,000	RUB	704
3/18/2020	ADM	143,728	USD	500,000	ILS	(1,537)
3/18/2020	ADM	26,018	USD	500,000	MXN	(245)
3/18/2020	INTL FCStone	69,667	USD	5,000,000	INR	(81)
3/18/2020	INTL FCStone	100,368	USD	3,000,000	TWD	911
3/18/2020	INTL FCStone	117,994	USD	6,000,000	PHP	133
3/18/2020	ADM	25,999	USD	500,000	MXN	(263)
3/18/2020	INTL FCStone	69,842	USD	5,000,000	INR	94
3/18/2020	INTL FCStone	100,234	USD	3,000,000	TWD	777
3/18/2020	ADM	70,998	USD	1,000,000,000	IDR	(1,960)
3/18/2020	INTL FCStone	47,593	USD	3,000,000	RUB	887

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Forward Foreign Currency Contracts (Continued)

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	ADM	52,111	USD	1,000,000	MXN	$(414)
3/18/2020	INTL FCStone	69,686	USD	5,000,000	INR	(62)
3/18/2020	ADM	92,350	USD	10,000,000	JPY	(130)
3/18/2020	ADM	92,850	USD	10,000,000	JPY	371
3/18/2020	ADM	92,905	USD	10,000,000	JPY	426
3/18/2020	INTL FCStone	481,696	USD	35,000,000	INR	(6,542)
3/18/2020	ADM	92,505	USD	10,000,000	JPY	26
3/18/2020	ADM	92,573	USD	10,000,000	JPY	94
3/18/2020	ADM	400,962	USD	120,000,000	HUF	6,485
3/18/2020	ADM	379,503	USD	3,600,000	SEK	5,241
3/18/2020	ADM	239,747	USD	3,500,000	ZAR	7,735
3/18/2020	INTL FCStone	288,878	USD	1,200,000	BRL	8,726
3/18/2020	INTL FCStone	357,249	USD	1,200,000,000	COP	7,782
3/18/2020	ADM	342,235	USD	500,000	AUD	7,235
3/18/2020	ADM	400,056	USD	3,600,000	NOK	9,441
3/18/2020	ADM	665,790	USD	600,000	EUR	(906)
3/18/2020	ADM	623,840	USD	4,200,000	DKK	(845)
3/18/2020	ADM	415,088	USD	1,600,000	PLN	2,511
3/18/2020	ADM	518,417	USD	2,000,000	PLN	2,695
3/18/2020	ADM	523,104	USD	12,000,000	CZK	(4,934)
3/18/2020	ADM	1,327,463	USD	1,800,000	SGD	8,556
3/18/2020	ADM	1,180,585	USD	1,600,000	SGD	8,223
3/18/2020	ADM	460,163	USD	700,000	NZD	6,905
3/18/2020	INTL FCStone	424,740	USD	500,000,000	KRW	4,883
3/18/2020	ADM	454,276	USD	600,000	CAD	622
3/18/2020	INTL FCStone	283,028	USD	18,000,000	RUB	2,795
3/18/2020	INTL FCStone	713,542	USD	2,400,000	PEN	3,568
3/18/2020	ADM	2,000,000	ZAR	140,521	USD	(7,943)
3/18/2020	ADM	500,000	ZAR	34,729	USD	(1,585)
3/18/2020	ADM	500,000	ZAR	34,631	USD	(1,486)
3/18/2020	ADM	500,000	ZAR	34,781	USD	(1,637)
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$23,981

ADM - ADM Investor Services, Inc.
INTL FCStone - International FCStone, Inc.
AUD - Australian Dollar
BRL - Brazial Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNH - Chinese Yuan Reminbi
COP - Columbian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
ILS - Israeli New Shekel
JPY - Japanese Yen
KRW - South Korean won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philppine Peso
PLN - Poland ztoly
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan New Dollar
ZAR - South African Rand

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Short-Term Investments		$6,489,511	$-	$-	$6,489,511
Futures Contracts*		1,207,137			1,207,137
Forward Foreign Currency**		-	345,023	-	345,023
	Total Assets	$7,696,648	$345,023	$-	$8,041,671
Liabilities		Level 1	Level 2	Level 3
Futures Contracts*		$707,631	$-	$-	$707,631
Forward Foreign Currency Contracts**		-	321,042	-	321,042
	Total	$707,631	$321,042	$-	$1,028,673
* Includes cumulative unrealized gain (loss) on futures contracts open at January 31, 2020.
** Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("Fund") with Superfund Managed Futures Strategy (Cayman) Fund Ltd. ("Superfund-CFC") – The Consolidated Portfolio of Investments includes the accounts of Superfund-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

Superfund-CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the net assets of the Superfund-CFC is as follows:
	Inception Date of CFC	CFC Net Assets at January 31, 2020	% of Fund Net Assets at January 31, 2020
Superfund-CFC	6/20/14	$2,635,713	21.40%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Forward Foreign Currency Contracts – The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of January 31, 2020 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain (Loss)
Commodity contracts	$301,601
Equity contracts	(222,040)
Foreign exchange contracts	102,944
Interest rate contracts	340,982
Total	$523,487
The value of the derivative instruments outstanding as of January 31, 2020 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
	$6,538,322	$417	$(49,228)	$(48,811)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/27/20

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/27/20